Expected Non-cancellable Undiscounted Operating Lease Payments (Detail) - CAD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure of finance lease and operating lease by lessee [Line Items]
Non-cancellable undiscounted operating lease	$ 42,500	$ 47,180
Less than one year [member]
Disclosure of finance lease and operating lease by lessee [Line Items]
Non-cancellable undiscounted operating lease	10,782	10,960
One to five years [member]
Disclosure of finance lease and operating lease by lessee [Line Items]
Non-cancellable undiscounted operating lease	29,327	29,630
More than five years [member]
Disclosure of finance lease and operating lease by lessee [Line Items]
Non-cancellable undiscounted operating lease	$ 2,391	$ 6,590